Summary of Significant Accounting Policies - Schedule of Exchange Rates Applied for Foreign Currency (Details)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
RMB exchange rate at balance sheets dates	6.9762	6.8632
Average exchange rate for each year	6.8944	6.6174	6.7518